Note 22 - Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Gross	$ 59,468
Undistributed Earnings of Foreign Subsidiaries	139,541	$ 131,062
Unrecognized Tax Benefits	3,523	5,467	$ 4,048
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	3,523	5,467
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	310	132
Recovery of Income Tax Interest and Penalties	60	22
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	854	604
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 1,131
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Minimum [Member]
Income Tax Return Examination Period (Year)	4 years
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Maximum [Member]
Income Tax Return Examination Period (Year)	7 years
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Minimum [Member]
Income Tax Return Examination Period (Year)	3 years
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Maximum [Member]
Income Tax Return Examination Period (Year)	5 years
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Income Tax Return Examination Period (Year)	4 years
UNITED STATES
Undistributed Earnings of Foreign Subsidiaries	$ 0	$ 0